Equity Method Investments (Summary of Information Relating to The Equity Method Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operations:
Total revenues	¥ 3,330,831	¥ 2,874,821	¥ 2,814,361
Financial position:
Total assets	18,002,776	16,866,251	16,322,100
Total liabilities	13,378,965	12,691,036
Total equity	4,482,500	4,089,782
TB Investment Limited Partnership [Member]
Operations:
Total revenues	3,558,900	3,506,193	759,042
Income before income taxes	613,324	174,744	(76,343)
Net income	340,103	76,819	(70,020)
Financial position:
Total assets	4,839,652	4,694,585	4,429,618
Total liabilities	3,331,150	3,652,131	3,157,087
Total equity	1,508,502	1,042,454	1,272,531
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Operations:
Total revenues	2,215,250	2,293,309	2,112,692
Income before income taxes	743,907	432,759	343,309
Net income	674,849	343,938	268,026
Financial position:
Total assets	22,236,185	23,580,665	22,259,744
Total liabilities	13,678,221	15,209,476	14,021,875
Total equity	¥ 8,557,964	¥ 8,371,189	¥ 8,237,869